Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017
Assets:
Collateralized agreements		¥ 18,578,395	¥ 18,729,825
Other assets		1,226,342	1,168,806
Liabilities:
Short-term borrowings		488,045	401,300
Collateralized financing		19,199,860	19,061,091
Long-term borrowings		2,900,063	2,562,962
Recurring
Assets:
Trading assets and private equity investments	[1]	15,224,000	14,093,000
Loans and receivables	[2]	562,000	539,000
Collateralized agreements	[3]	1,111,000	1,089,000
Liabilities:
Short-term borrowings	[4]	488,000	401,000
Collateralized financing	[3]	661,000	540,000
Long-term borrowings	[4],[5],[6]	2,902,000	2,555,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[7]	2,418,000	2,217,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[7]	5,000	13,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	4,542,000	3,841,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	1,416,000	1,286,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	5,000	11,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	37,000	41,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[8]	86,000	91,000
Recurring | Other [Member]
Assets:
Other assets	[1],[7]	869,000	843,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[1]	243,000	228,000
Loans and receivables	[2]	40,000	66,000
Collateralized agreements	[3]	5,000	5,000
Liabilities:
Short-term borrowings	[4]	93,000	70,000
Collateralized financing	[3]	3,000	3,000
Long-term borrowings	[4],[5],[6]	457,000	410,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[7]	¥ 45,000	¥ 34,000
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member]
Significant unobservable valuation input
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Not applicable	Not applicable
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Liquidity discounts	[12]	7.80%	45.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Liquidity discounts	[12]	75.00%	65.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Liquidity discounts	[13]	18.60%	57.70%
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[7]	¥ 5,000	¥ 13,000
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member]
Significant unobservable valuation input
EV/EBITDA ratios		7.6	7.4
EV EBITDA ratios, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Liquidity discounts		30.00%	30.00%
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[13]	7.6	7.4
Liquidity discounts	[13]	30.00%	30.00%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 6,000	¥ 3,000
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Not applicable	Not applicable
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[12]	0.00%	0.00%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[12]	6.90%	1.30%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[13]	0.80%	0.90%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 128,000	¥ 108,000
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Recovery rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[12]	0.00%	0.00%
Recovery rates	[12]	0.00%	0.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[12]	124.40%	16.90%
Recovery rates	[12]	98.20%	97.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[13]	8.20%	4.40%
Recovery rates	[13]	42.30%	38.00%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 1,000	¥ 1,000
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value
Loss severities		26.50%
Loss severities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[12]	6.70%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[12]	14.00%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[13]	7.00%
Loss severities	[13]	26.50%
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 37,000	¥ 41,000
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[12]	4.00%	7.00%
Loss severities	[12]	0.00%	0.00%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[12]	20.00%	77.80%
Loss severities	[12]	38.60%	35.20%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[13]	12.70%	20.70%
Loss severities	[13]	9.60%	15.80%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[8]	¥ 18,000	¥ 27,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Prepayment rates			20.00%
Prepayment rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Default probabilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[12]	6.00%	5.00%
Prepayment rates	[12]	18.00%
Default probabilities	[12]	1.00%	1.00%
Loss severities	[12]	21.50%	44.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[12]	24.00%	18.00%
Prepayment rates	[12]	20.00%
Default probabilities	[12]	2.00%	2.00%
Loss severities	[12]	100.00%	100.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[13]	12.80%	11.90%
Prepayment rates	[13]	20.00%	20.00%
Default probabilities	[13]	2.00%	2.00%
Loss severities	[13]	91.20%	90.30%
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivatives, net		¥ (1,000)	¥ (6,000)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member]
Significant unobservable valuation input
Dividend yield, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Dividend yield	[12]	0.00%	0.00%
Volatilities	[12]	5.90%	3.00%
Correlations	[12]	(0.8)	(0.8)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Dividend yield	[12]	10.80%	10.00%
Volatilities	[12]	66.90%	70.00%
Correlations	[12]	0.95	0.96
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Dividend yield	[13]
Volatilities	[13]
Correlations	[13]
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net		¥ (31,000)	¥ (22,000)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Interest rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Interest rates	[12]	0.10%	0.10%
Volatilities	[12]	11.70%	12.40%
Volatilities	[12]	0.301%	0.302%
Correlations	[12]	(0.63)	(0.55)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Interest rates	[12]	3.50%	3.70%
Volatilities	[12]	15.40%	15.70%
Volatilities	[12]	0.728%	0.79%
Correlations	[12]	1	0.99
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Interest rates	[13]
Volatilities	[13]
Volatilities	[13]
Correlations	[13]
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivatives, net		¥ (7,000)	¥ (10,000)
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Recovery rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[12]	0.00%	0.00%
Recovery rates	[12]	0.00%	20.00%
Volatilities	[12]	34.10%	16.20%
Correlations	[12]	0.26	0.35
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[12]	57.00%	17.00%
Recovery rates	[12]	90.00%	90.00%
Volatilities	[12]	83.00%	83.00%
Correlations	[12]	0.92	0.93
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[13]
Recovery rates	[13]
Volatilities	[13]
Correlations	[13]
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net		¥ 19,000	¥ 23,000
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Interest rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Interest rates	[12]	0.10%	0.10%
Volatilities	[12]	1.00%
Volatilities	[12]	0.393%	1.00%
Correlations	[12]	(0.25)	0.35
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Interest rates	[12]	3.10%	3.00%
Volatilities	[12]	27.60%
Volatilities	[12]	2.27%	27.50%
Correlations	[12]	0.7	0.8
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Interest rates	[13]
Volatilities	[13]
Volatilities	[13]
Correlations	[13]
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Not applicable	Not applicable
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[12]	0.00%	0.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[12]	110.10%	20.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[13]	6.30%	2.10%
Recurring | Level 3 [Member] | Collateralized agreements [Member] | DCF [Member]
Significant unobservable valuation input
Repo rate		3.50%	3.50%
Repo rate, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Not applicable	Not applicable
Recurring | Level 3 [Member] | Collateralized agreements [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Repo rate	[13]	3.50%	3.50%
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[1],[7]	¥ 178,000	¥ 163,000
Recurring | Level 3 [Member] | Other [Member] | DCF [Member]
Significant unobservable valuation input
WACC	[14]	11.00%
WACC, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Lower fair value	Lower fair value
Growth rates	[14]	2.50%
Growth rates, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Higher fair value	Higher fair value
Credit spreads, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Lower fair value	Lower fair value
Liquidity discounts	[14]	0.00%
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11],[14]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
WACC	[12],[14]		5.20%
Growth rates	[12],[14]		1.00%
Credit spreads	[12],[14]	0.60%	0.60%
Liquidity discounts	[12],[14]		0.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
WACC	[12],[14]		10.50%
Growth rates	[12],[14]		2.50%
Credit spreads	[12],[14]	0.70%	0.70%
Liquidity discounts	[12],[14]		30.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
WACC	[13],[14]	11.00%	10.00%
Growth rates	[13],[14]	2.50%	2.40%
Credit spreads	[13],[14]	0.70%	0.70%
Liquidity discounts	[13],[14]	0.00%	2.70%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member]
Significant unobservable valuation input
EV EBITDA ratios, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Higher fair value	Higher fair value
PE ratios, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Higher fair value	Higher fair value
Price/Book ratios, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Higher fair value	Higher fair value
EV/AUM	[14]	1.8	1.5
EV/AUM, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Higher fair value	Higher fair value
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[9],[10],[14]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11],[14]	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[12],[14]	3.6	3.3
PE ratios	[12],[14]	5.2	6.7
Price/Book ratios	[12],[14]	0	0
Liquidity discounts	[12],[14]	11.80%	12.90%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[12],[14]	7.9	8.8
PE ratios	[12],[14]	126.4	59.2
Price/Book ratios	[12],[14]	3.8	3.8
Liquidity discounts	[12],[14]	30.00%	30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[13],[14]	7.5	7
PE ratios	[13],[14]	16.8	15.1
Price/Book ratios	[13],[14]	1.2	1.1
EV/AUM	[13],[14]	1.8	1.5
Liquidity discounts	[13],[14]	29.70%	27.30%
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelationship	No predictable interrelationship
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Volatilities	[12]	5.90%	3.90%
Correlations	[12]	(0.8)	(0.8)
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Volatilities	[12]	66.90%	60.10%
Correlations	[12]	0.95	0.96
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Volatilities	[13]
Correlations	[13]
Recurring | Level 3 [Member] | Collateralized financing [Member] | DCF [Member]
Significant unobservable valuation input
Repo rate		2.20%	2.20%
Repo rate, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Not applicable	Not applicable
Recurring | Level 3 [Member] | Collateralized financing [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Repo rate	[13]	2.20%	2.20%
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Prepayment rates		20.00%	20.00%
Prepayment rates, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Default probabilities		2.00%	2.00%
Default probabilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Loss severities		30.00%	30.00%
Loss severities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Lower fair value	Lower fair value
Interrelationships between valuation inputs	[11]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[12]	10.00%	9.20%
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[12]	11.00%	13.00%
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[13]	10.80%	11.30%
Prepayment rates	[13]	20.00%	20.00%
Default probabilities	[13]	2.00%	2.00%
Loss severities	[13]	30.00%	30.00%
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[9],[10]	Higher fair value	Higher fair value
Interrelationships between valuation inputs	[11]	No predictable interrelations	No predictable interrelationship
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Volatilities	[12]	5.90%	3.90%
Volatilities	[12]	0.361%	0.384%
Correlations	[12]	(0.8)	(0.8)
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Volatilities	[12]	66.90%	60.10%
Volatilities	[12]	0.758%	0.616%
Correlations	[12]	0.99	0.99
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Volatilities	[13]
Volatilities	[13]
Correlations	[13]

[1]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Trading assets and private equity investments were \62 billion and \62 billion, respectively. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Other assets - Others were \8 billion and \9 billion, respectively.
[2]	Includes loans for which the fair value option has been elected.
[3]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[4]	Includes structured notes for which the fair value option has been elected.
[5]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[6]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[7]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[8]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[9]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[10]	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[11]	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[12]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[13]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[14]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.